UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     August 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $122,245 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     1471   221485 SH       SOLE                   221485        0        0
AES CORP                       COM              00130H105     8251   893000 SH       SOLE                   893000        0        0
AMERICAN INTL GROUP INC        PUT              026874954    21000   750000 SH  PUT  SOLE                   750000        0        0
CARE INVESTMENT TRUST INC      COM              141657106    23743  2741676 SH       SOLE                  2741676        0        0
COOPER TIRE & RUBR CO          COM              216831107    11016   564900 SH       SOLE                   564900        0        0
DILLARDS INC                   CL A             254067101     5952   276845 SH       SOLE                   276845        0        0
DISCOVER FINL SVCS             COM              254709108     7685   549700 SH       SOLE                   549700        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     8582   320000 SH       SOLE                   320000        0        0
FORTRESS INVESTMENT GROUP LL   CALL             34958B906     4103   820500 SH  CALL SOLE                   820500        0        0
HALLIBURTON CO                 COM              406216101     9832   400500 SH       SOLE                   400500        0        0
OFFICEMAX INC DEL              COM              67622P101     8249   631633 SH       SOLE                   631633        0        0
PACKAGING CORP AMER            COM              695156109    12361   561345 SH       SOLE                   561345        0        0